BASIS OF PRESENTATION AND LIQUIDITY	12 Months Ended
Dec. 31, 2011
BASIS OF PRESENTATION AND LIQUIDITY
BASIS OF PRESENTATION AND LIQUIDITY

NOTE 1—BASIS OF PRESENTATION AND LIQUIDITY

        UTStarcom Holdings Corp., or the Company, a Cayman Island corporation incorporated in 2011 with headquarters currently in Beijing, China, designs and sells IP-based network solutions in iDTV, IPTV, Internet TV and Broadband for cable and telecom operators. The Company sells its solutions to operators in both telecommunications around the world and the cable market in China. The Company enables its customers to rapidly deploy revenue-generating access services using their existing infrastructure, while providing a migration path to cost-efficient, end-to-end IP networks.

        On June 24, 2011, the stockholders of UTStarcom, Inc. approved the proposed merger to reorganize UTStarcom, Inc. as a Cayman Islands company. Pursuant to the approval of the shareholders, UTSI Mergeco Inc., a Delaware corporation and a wholly-owned subsidiary of UTStarcom Holdings Corp., merged with and into the existing public company, UTStarcom, Inc., which is incorporated under the laws of the State of Delaware. As a result of the reorganization, UTStarcom Holdings Corp. became the parent company of UTStarcom, Inc. and its subsidiaries.

        Also pursuant to the Merger, the Company issued an equal number of ordinary shares in exchange for the common stock of UTStarcom, Inc. The Company's business is conducted in substantially the same manner as was conducted by UTStarcom, Inc. The transaction was accounted for as a legal re-organization of entities under common control. Accordingly, the accompanying consolidated financial statements of the Company have been prepared with the assumption that the current corporate structure has been in existence throughout all relevant periods. The consolidated financial statements of the Company prior to the Merger reflect the financial position, results of operations and cash flows of UTStarcom, Inc. and its subsidiaries. The consolidated financial statements as of and for the year ended December 31, 2011 reflect the financial position, results of operation and cash flows of the Company.

        The accompanying consolidated financial statements include the accounts of the Company and its wholly- and majority-owned subsidiaries and Variable Interest Entities, or VIE. All significant intercompany accounts and transactions have been eliminated in the preparation of the consolidated financial statements. The noncontrolling interests in consolidated subsidiaries are shown separately in the consolidated financial statements.

        The accompanying consolidated balance sheets as of December 31, 2011 and 2010, and consolidated statements of operations for each of the three years ended December 31, 2011 have been prepared by the Company pursuant to the rules and regulations of the SEC and in conformity with generally accepted accounting principles in the U.S. GAAP.

        The accompanying consolidated financial statements are presented on the basis that the Company is a going concern. The going concern assumption contemplates the realization of assets and the satisfaction of liabilities in the normal course of business.

        The Company has incurred net income attributable to UTStarcom Holdings Corp. of $13.4 million during the year ended December 31, 2011, and net loss of $65.1 million and $225.7 million during the years ended December 31, 2010 and 2009, respectively. At December 31, 2011, the Company had an accumulated deficit of $ 1,118.9 million. The Company incurred net cash outflows from operations of $41.7 million, $92.2 million and $67.4 million during the years ended December 31, 2011, 2010 and 2009 respectively.

        At December 31, 2011, the Company had cash and cash equivalents of $301.6 million, of which $131.8 million was held by subsidiaries in China. China imposes currency exchange controls on certain transfers of funds to and from China. The amount of cash available for transfer from the China subsidiaries for use by the Company's non-China subsidiaries is limited both by the liquidity needs of the subsidiaries in China and the restriction on currency exchange by Chinese-government mandated limitations including currency exchange controls on certain transfers of funds outside of China.

        Our China subsidiaries have an accumulated profit of $76.3 million as of December 31, 2011 determined in accordance with Chinese accounting standards that could be paid as dividends. In February 2009, our China subsidiaries paid $50 million in dividends to our U.S. parent company. However, going forward, the amount of cash available for transfer from the China subsidiaries will be limited both by the liquidity needs of the subsidiaries in China and the restriction on currency exchange by Chinese government mandated requirements including currency exchange controls on certain transfers of funds outside of China. In the year 2010 and 2011, our China subsidiaries did not pay dividends to our parent company.

        At December 31, 2011, the Company had approximately $4.6 million of available factoring line. In the third quarter of 2011, the Company entered into one account-receivable factoring line of $4.6 million which can be used for recourse factoring on accounts receivable from one specified customer. The factoring line expires twelve months from the issuance date in August 2012. At December 31, 2011, the Company was in compliance with the debt covenant under the factoring line and there was no amount drawn-down under such factoring line.

        Global economies have experienced a significant downturn driven by a financial and credit crisis that will continue to challenge such economies for some period of time. Under the current macroeconomic environment, there are significant risks and uncertainties inherent in management's ability to forecast future results. The operating environment confronting the Company, both internally and externally, raises significant uncertainties.

        In the past years, the Company took a number of actions to improve its liquidity. Starting in June 2009, management expanded the initiatives to include a worldwide reduction in workforce, outsourcing of manufacturing operations and optimizing R&D spending with a focus on selected products. The Company's year-over-year selling, general and administrative and R&D operating expenses decreased significantly from 2009 to 2010 and 2011 and management believes the continuing efforts to stream-line operations will enable the Company's fixed cost base to be better aligned with operations, market demand and projected sales levels. If projected sales do not materialize, the Company will need to take further actions to reduce costs and expenses or explore other cost reduction options.

        In December 2009, the Company entered into a Sale Leaseback Agreement for the sale of its manufacturing, R&D, and administrative offices facility in Hangzhou, China to a third party for approximately $138.8 million and leaseback of a portion of the facility. As of May 31, 2010, the Company had received all of the sales proceeds and met all criteria for consummation of sale of the Hangzhou facility. See Note 7 for additional information on sale-leaseback transaction. On May 31, 2010, the Company and the buyer agreed that all conditions precedent to the closing had been met and the leaseback commenced on June 1, 2010. However, the Company decided to terminate the lease of the Hangzhou facility in June 2011 and notified the landlord on December 8, 2010, six months in advance, according to the termination clause in the Leaseback. The termination agreement was signed between the landlord and the Company in June 2011 and both parties agreed to terminate the lease on June 30, 2011. The Company paid early termination penalties of approximately $9.8 million in total to the landlord in 2010 and 2011.

        Management believes that the continuing efforts to stream-line its operations will enable its fixed cost base to be better aligned with operations, market demand and projected sales level. Management believes both the Company's China and non-China operations will have sufficient liquidity to finance working capital and capital expenditure needs in excess of 12 months. Furthermore, the Company has concentrated its business in Asia, particularly China, India and Japan. Any unforeseen prolonged economic and /or political risks in these markets could impact the Company's customers in making their respective investment decisions and could have a material impact on the foregoing assessment. There can be no assurance that additional financing, if required, will be available on terms satisfactory to the Company or at all, and if funds are raised in the future through issuance of preferred stock or debt, these securities could have rights, privileges or preference senior to those of the Company's ordinary share and newly issued debt could contain debt covenants that impose restrictions on the Company's operations. Further, any sale of newly issued debt or equity securities could result in additional dilution to the Company's current shareholders.